FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
FAIR VALUE OF FINANCIAL INSTRUMENTS
Schedule of assets and liabilities measured at fair value on a recurring basis

December 31, 2023	Level 1	Level 2	Level 3	Total
US Treasury Bills	$8,293,663	$—	$—	$8,293,663
Total US Treasury Bills Asset	$8,293,663	$—	$—	$8,293,663

December 31, 2022	Level 1	Level 2	Level 3	Total
US Treasury Bills	$9,992,900	$—	$—	$9,992,900
Total US Treasury Bills Asset	$9,992,900	$—	$—	$9,992,900

Schedule of movement of the warrant liability

2020 Note
Warrants
Beginning Balance January 1, 2022	$373,599
Change in Fair value of warrants	(77,237)
Reclassification of warrant liability to an equity instrument	(296,362)
Ending Balance December 31, 2022	$—